Expense Example - SPDR Bloomberg Barclays 3-12 Month T-Bill ETF - SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	Sep. 23, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	$ 44